T. ROWE PRICE U.S. LARGE-CAP CORE FUND

March 31, 2019	(Unaudited)

Portfolio of Investments‡		Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 96.7%
COMMUNICATION SERVICES 8.8%
Diversified Telecommunication Services 2.0%
AT&T		352,500	11,054
			11,054
Entertainment 1.5%
Walt Disney		73,500	8,161
			8,161
Interactive Media & Services 5.3%
Alphabet, Class C (1)		17,653	20,713
Facebook, Class A (1)		55,091	9,183
			29,896
Total Communication Services			49,111
CONSUMER DISCRETIONARY 9.4%
Hotels, Restaurants & Leisure 4.2%
McDonald's		46,264	8,785
MGM Resorts International		221,400	5,681
Yum! Brands		89,569	8,940
			23,406
Internet & Direct Marketing Retail 4.2%
Amazon.com (1)		10,102	17,989
Booking Holdings (1)		3,189	5,565
			23,554
Multiline Retail 1.0%
Dollar General		45,842	5,469
			5,469
Total Consumer Discretionary			52,429
CONSUMER STAPLES 6.1%
Beverages 1.9%
PepsiCo		87,547	10,729
			10,729

T. ROWE PRICE U.S. LARGE-CAP CORE FUND

	Shares	$ Value
(Cost and value in $000s)

Food Products 2.7%
Conagra Brands	229,363	6,363
Mondelez International, Class A	172,726	8,622
		14,985
Tobacco 1.5%
Philip Morris International	96,378	8,519
		8,519
Total Consumer Staples		34,233
ENERGY 3.2%
Oil, Gas & Consumable Fuels 3.2%
Concho Resources	46,341	5,142
EOG Resources	41,171	3,919
Occidental Petroleum	74,418	4,926
Pioneer Natural Resources	26,900	4,096
Total Energy		18,083
FINANCIALS 13.3%
Banks 6.1%
JPMorgan Chase	111,117	11,248
KeyCorp	434,610	6,845
PNC Financial Services Group	63,858	7,833
US Bancorp	165,632	7,982
		33,908
Capital Markets 1.3%
Intercontinental Exchange	93,653	7,131
		7,131
Insurance 5.9%
American International Group	153,645	6,616
Chubb	56,468	7,910
Marsh & McLennan	90,783	8,524
Willis Towers Watson	57,135	10,036
		33,086
Total Financials		74,125

T. ROWE PRICE U.S. LARGE-CAP CORE FUND

	Shares	$ Value
(Cost and value in $000s)
HEALTH CARE 17.0%
Health Care Equipment & Supplies 7.9%
Becton Dickinson & Company	41,781	10,434
Danaher	103,081	13,609
Medtronic	132,283	12,048
Stryker	40,371	7,974
		44,065
Health Care Providers & Services 3.2%
Cigna	39,502	6,353
UnitedHealth Group	47,898	11,843
		18,196
Life Sciences Tools & Services 1.2%
Agilent Technologies	81,861	6,580
		6,580
Pharmaceuticals 4.7%
Johnson & Johnson	92,898	12,986
Pfizer	314,753	13,368
		26,354
Total Health Care		95,195
INDUSTRIALS & BUSINESS SERVICES 9.6%
Aerospace & Defense 2.4%
Boeing	15,700	5,988
Northrop Grumman	27,500	7,414
		13,402
Commercial Services & Supplies 1.6%
Waste Connections	100,036	8,862
		8,862
Industrial Conglomerates 2.7%
General Electric	714,200	7,135
Honeywell International	49,092	7,802
		14,937

T. ROWE PRICE U.S. LARGE-CAP CORE FUND

	Shares	$ Value
(Cost and value in $000s)
Machinery 1.8%
Caterpillar	48,800	6,612
WABCO Holdings (1)	26,803	3,533
		10,145
Road & Rail 1.1%
Kansas City Southern	55,100	6,391
		6,391
Total Industrials & Business Services		53,737
INFORMATION TECHNOLOGY 18.1%
Communications Equipment 1.9%
Cisco Systems	196,053	10,585
		10,585
Electronic Equipment, Instruments & Components 1.4%
Corning	227,900	7,544
		7,544
IT Services 7.0%
Accenture, Class A	46,607	8,204
Fidelity National Information Services	78,719	8,903
Fiserv (1)	100,335	8,857
Visa, Class A	84,384	13,180
		39,144
Semiconductors & Semiconductor Equipment 1.6%
Applied Materials	49,100	1,947
Texas Instruments	67,025	7,110
		9,057
Software 3.6%
Microsoft	172,931	20,395
		20,395
Technology Hardware, Storage & Peripherals 2.6%
Apple	75,581	14,357
		14,357
Total Information Technology		101,082

T. ROWE PRICE U.S. LARGE-CAP CORE FUND

	Shares	$ Value
(Cost and value in $000s)
MATERIALS 3.8%
Chemicals 3.8%
Air Products & Chemicals	52,897	10,101
DowDuPont	189,352	10,094
Linde PLC	4,800	845
Total Materials		21,040
REAL ESTATE 1.7%
Equity Real Estate Investment Trusts 1.7%
American Tower, REIT	48,908	9,638
Total Real Estate		9,638
UTILITIES 5.7%
Electric Utilities 2.6%
Duke Energy	57,200	5,148
NextEra Energy	49,113	9,494
		14,642
Multi-Utilities 1.3%
Sempra Energy	60,231	7,581
		7,581
Water Utilities 1.8%
American Water Works	94,277	9,829
		9,829
Total Utilities		32,052
Total Common Stocks (Cost $429,096)		540,725

SHORT-TERM INVESTMENTS 3.3%
Money Market Funds 3.3%
T. Rowe Price Government Reserve Fund, 2.49% (2)(3)	18,596,397	18,596
Total Short-Term Investments (Cost $18,596)		18,596

T. ROWE PRICE U.S. LARGE-CAP CORE FUND

$ Value
(Cost and value in $000s)
Total Investments in Securities 100.0%
(Cost $447,692)	$559,321
Other Assets Less Liabilities 0.0%	184
Net Assets 100.0%	$559,505

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated Companies
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE U.S. LARGE-CAP CORE FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$105	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	3/31/19
T. Rowe Price Government
Reserve Fund	$7,744	¤	¤$	18,596	^

#		Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+		Investment income comprised $105 of dividend income and $0 of interest income.
¤		Purchase and sale information not shown for cash management funds.
^		The cost basis of investments in affiliated companies was $18,596.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. LARGE-CAP CORE FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price U.S. Large-Cap Core Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE U.S. LARGE-CAP CORE FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On March 31, 2019, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.